SEMIANNUAL REPORT  SEPTEMBER 30, 2000

Prudential
Tax-Managed Small-Cap Fund, Inc.

Fund Type Stock

Objective Long-term capital appreciation

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Tax-Managed Small-Cap Fund, formerly known as the Prudential Small-Cap Quantum Fund, seeks long-term capital appreciation. It uses quantitative investment techniques to buy primarily the stocks of U.S. companies with market capitalizations like those of the S&P SmallCap 600
Index (S&P 600 Index). Since May 31, 2000, the Fund also attempts to minimize taxable distributions.
Computer-aided portfolio construction helps improve the risk/reward profile of our holdings, but there can be no assurance that the Fund will achieve its investment objective. Smaller-company stocks historically have often performed very differently from stocks of large companies, and so can help diversify a stock portfolio. They may have limited marketability, and may be subject to more abrupt or erratic movements than stocks of larger companies.
Please note: The Fund's fiscal year-end, currently
September 30, will change to October 31.

Portfolio Composition
Sectors expressed as a percentage of
net assets as of 9/30/00
19.2%  Technology
16.2   Healthcare
15.5   Consumer Services
12.6   Basic Industry
11.9   Finance
 6.8   Business Services
 6.1   Energy
 3.8   Consumer Staples
 3.6   Consumer Cyclicals
 2.8   Capital Spending
 1.7   Utilities
-0.2   Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of
net assets as of 9/30/00
1.16%  Americredit Corp.
       Finance
1.10   Plexus Corp.
       Technology
1.02   Universal Health Services, Inc.
       Healthcare
0.97   Silicon Valley Bancshares
       Finance
0.94   Arthur J. Gallagher & Co.
       Finance
0.94   Protein Design Labs, Inc.
       Healthcare
0.93   Radian Group, Inc.
       Finance
0.85   Energen Corp.
       Utilities
0.85   Kemet Corp.
       Technology
0.84   Vertex Pharmaceuticals, Inc.
       Healthcare
Holdings are subject to change.

          www.prudential.com (800) 225-1852

Performance at a Glance

Cumulative Total Returns1       As of 9/30/00

                                       Six      One       Since
                                      Months    Year    Inception2
Class A                               7.44%     21.29%    1.34%
Class B                               7.02      20.35    -0.86
Class C                               7.02      20.35    -0.86
Class Z                               7.61      21.55     2.08
Lipper Small-Cap Value Fund Avg.3     7.95      20.66    10.60

Average Annual Total Returns1               As of 9/30/00

                    One         Since
                    Year      Inception2
Class A            15.23%       -1.30%
Class B            15.35        -1.35
Class C            18.14        -0.65
Class Z            21.55         0.72

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

2 Inception date: Class A, B, C, and Z, 11/10/97.

3 Lipper average returns are for all funds in each share class for the six-month, one-year, and since inception periods in the Small-Cap Value Fund category. Small-Cap Value funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P SmallCap 600 IndexR. Small-Cap Value funds seek long-term growth of capital by investing in companies that are considered undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified small-cap funds universe average. The Lipper average is unmanaged.

S&PR is a registered trademark of the Standard &
Poor's Corporation.

(LOGO)       November 15, 2000

Dear Shareholder,
Over the six months ended September 30, 2000, the Prudential Tax-Managed Small-Cap Fund, formerly known as the Prudential Small-Cap Quantum Fund, changed its investment approach to a strategy intended to outperform the S&P SmallCap 600 Index in a tax-efficient manner. The strategy is designed to enhance the performance of the Fund primarily through stock selection, while maintaining a portfolio with risk characteristics and industry exposures that are similar to the Index. In addition, the Fund employs tax strategies designed to reduce taxable distributions and increase investors' after-tax returns. Not only was the transition very effective, but the Fund also benefited from a shift in market favor toward small-cap stocks. The result was a 7.44% return for the half-year on the Fund's Class A shares--2.06% to those paying the one-time maximum Class A share sales charge--a return that performed in line with the 7.95% return of the Lipper Small-Cap Value Fund Average on a gross basis, and outperformed the 4.35% return of the Standard & Poor's 600 Index (S&P 600 Index).

The Fund remains in the Lipper Value category because of a lag in the Fund reclassification process. However, its holdings over this period reflected its "core," or style-neutral strategy.
Nonetheless, the Fund achieved comparable performance against a value benchmark in a market that strongly favored the value style. As the investment adviser intended, individual stock selection, and not sector focuses, accounted for most of the Fund's gains.

Although market sentiment may swing between value and growth investing styles, our intention is to reduce the impact of such shifts on the return of the Prudential Tax-Managed Small-Cap Fund. Given that small-cap stocks have substantially trailed large caps over the last five years, there appears to be a lot of catch-up room for small caps.

Sincerely,

David R. Odenath, Jr., President
Prudential Tax-Managed Small-Cap Fund, Inc.

Prudential Tax-Managed Small-Cap Fund, Inc.

                Semiannual Report   September 30, 2000

INVESTMENT ASVISER'S REPORT
Our basic strategy: Bit by bit
The basic quantitative strategy of the Prudential
Tax-Managed Small-Cap Fund is designed to enhance the performance of the Fund primarily through stock selection, while maintaining a risk profile similar to the Index. By keeping style exposures and sector/industry weights relatively close to the Index, we can provide a well-diversified small-cap portfolio. At period-end, the portfolio held more than 340 positions; its largest holding was only
1.2% of total net assets, and only three holdings were 1.0% or greater. To add value over the Index, our active stock positions (deviations from the benchmark) are spread over a large number of companies--not focused in certain stocks or specific industries. Because of its diversified active positions, the Fund is capable of providing outperformance, but is less vulnerable to any single influence than more focused mutual funds.

The paradox of comparative return
Our view of success is to outperform the S&P 600
Index in a tax-efficient manner. So we are quite happy with the performance of our electronic technology stocks, which lost about 9% (on average) over the reporting period. Why do we count this as a success? Because the same classification of stocks in our benchmark lost 12%. When you are taking many small exposures, that three-percentage-point difference in return over a large market sector is a substantial advantage. Most of the comparative gains in this sector came from underweighting the telecommunications equipment companies that did even worse than most in this declining area.

Nice as it is to avoid the disasters, it feels even better to have a substantially positive return.
When aggregating the returns of all of its holdings, the Fund provided a strong positive performance. However, because our return is aggregated from many small pieces, no one or two stocks had a material impact. A few of the larger contributors were International Rectifier (up 32%,

Prudential Tax-Managed Small-Cap Fund, Inc.

            Semiannual Report   September 30, 2000

a 1% position for the Fund that has since been
sold), RehabCare Group (up 244%), and Barr
Laboratories (up 137%). We had overweighted
International Rectifier and Barr compared to the Index. RehabCare and Integrated Device Technologies
(up 128%) were examples of companies that are not in the Index, but that are in our portfolio. We make such selections when we judge the S&P 600 members to be weak. We try to keep the industry group weighting close to the Index, but look for an advantage in our selections of individual stocks.

The small-cap advantage
Large-cap stocks substantially outperformed small caps every year between 1994 and 1998. Last year was essentially a tie, so small caps as an asset class still represent exceptional value. Only some of the gap in relative prices that built up in the late 1990s has been made up in 2000 so far. This leaves exceptional values spread through many economic sectors. That's a good climate for our selection methods.

Carrying tax losses
As our long-term shareholders know, the Prudential
Small-Cap Quantum Fund employed a value style during a dreadful market for value investing.
However, the result today is that the Prudential
Tax-Managed Small-Cap Fund benefits because we have a significant tax loss carry-forward that we can use to offset future realized gains. Consequently, despite our strong performance over this reporting period, we do not anticipate a taxable distribution this year. Moreover, our sizable tax loss carry-forward represents a cushion that can augment your after-tax return until it is exhausted. Since our normal target is a carry-forward of 5% to 10% of net assets, this allows us to be more aggressive in realizing near-term gains and maintaining a portfolio closer to our model's optimum. Over the longer term, we employ a sell discipline designed to manage our tax position: we try to defer realization of gains while maintaining the growth potential of the portfolio, and try to lock in losses if we can do so while keeping our overall risk profile similar to that of the S&P 600.

Prudential Tax-Managed Small-Cap Fund Management Team

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  100.2%
Common Stocks
-------------------------------------------------------------------------------------
Basic Industries  12.6%
       4,400   AAR Corp.                                              $       50,325
      10,400   Administaff, Inc.(a)                                          787,280
       3,900   Alliant Techsystems, Inc.(a)                                  320,287
      15,200   AMR Corp.(a)                                                  496,850
         600   Applied Industrial Technologies, Inc.                          10,388
       6,700   AptarGroup, Inc.                                              160,381
      25,500   Arkansas Best Corp.                                           392,062
       9,400   Armstrong Holdings, Inc.                                      112,213
      16,500   BE Aerospace, Inc.(a)                                         266,062
         200   Brush Engineered Materials, Inc.                                4,325
      19,900   Buckeye Technologies Inc.(a)                                  412,925
      14,600   Building Materials Holdings Corp.                             129,575
       5,200   Butler Manufacturing Co.                                      119,275
       8,600   Cambrex Corp.                                                 318,200
      15,700   Circle International Group, Inc.                              474,925
       5,900   Clarcor, Inc.                                                 115,050
       8,800   Commercial Metals Co.                                         224,400
       1,100   CUNO Inc.(a)                                                   24,475
      13,900   Dycom Industries, Inc.(a)                                     578,587
      16,600   EGL, Inc.(a)                                                  502,150
      10,200   Expeditors International of Washington, Inc.                  459,637
       2,400   Forward Air Corp.(a)                                           84,450
       4,000   Fritz Companies, Inc.(a)                                       48,000
       5,200   Innovex, Inc.                                                  70,850
       4,600   JLG Industries, Inc.                                           56,063
       5,300   Kaman Corp.                                                    66,913
       5,600   Landstar Systems, Inc.(a)                                     249,900
       4,100   Libbey, Inc.                                                  127,613
       9,200   Mesa Air Group, Inc.                                           50,313
       7,400   Midwest Express Holdings, Inc.(a)                             148,925
      21,000   Milacron Inc.                                                 279,562
      10,200   Mueller Industries, Inc.(a)                                   228,862
      15,500   National Service Industries, Inc.                             303,219
       9,600   OM Group, Inc.                                                418,800

    See Notes to Financial Statements                                      5

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      15,800   Paxar Corp.                                            $      141,212
      23,100   Pegasus Solutions, Inc.(a)                                    451,894
       2,300   PolyOne Corp.                                                  16,819
       6,700   Pope & Talbot, Inc.                                            95,894
         200   Regal-Beloit Corp.                                              3,392
       7,150   Reliance Steel & Aluminum Co.                                 150,597
       3,400   Republic Group, Inc.                                           62,475
      12,800   Roadway Express, Inc.                                         229,600
       9,000   Ryland Group, Inc.                                            279,000
       6,100   Scott Technologies, Inc.                                      108,084
      18,900   SCP Pool Corp.(a)                                             559,912
       5,700   Seacor Smit, Inc.(a)                                          265,762
       9,000   Skywest, Inc.                                                 461,250
         100   Stillwater Mining Co.(a)                                        2,707
      10,200   Tecumseh Products Co.                                         427,125
       5,100   Tenneco Automotive, Inc.                                       26,456
       5,300   Tuscarora, Inc.                                                72,875
       2,600   Universal Forest Products, Inc.                                29,697
      12,500   USFreightways Corp.                                           283,594
       9,200   Werner Enterprises, Inc.                                      108,100
      30,200   Yellow Corp.(a)                                               456,775
                                                                      --------------
                                                                          12,326,062
-------------------------------------------------------------------------------------
Business Services  6.8%
       6,200   ABM Industries, Inc.                                          168,562
      10,700   BARRA, Inc.(a)                                                664,069
       6,600   BISYS Group, Inc.(a)                                          510,262
         100   Bowne & Co., Inc.                                                 975
       2,400   CACI International Inc. (Class 'A' stock)(a)                   51,450
       1,000   CDI Corp.(a)                                                   16,000
      17,300   Copart, Inc.(a)                                               240,037
      25,500   Dendrite International, Inc.(a)                               683,719
       3,100   Diamond Technology Partner, Inc.(a)                           230,175
       1,400   Factset Research Systems Inc.                                  52,640
      18,800   F.Y.I. Inc.(a)                                                702,650
      12,100   G & K Services, Inc. (Class 'A' Stock)                        339,556
       3,200   Heidrick & Struggles International, Inc.(a)                   164,400

    6                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       6,700   Insituform Technologies, Inc.                          $      225,287
       2,200   John Wiley & Sons, Inc. (Class 'A' stock)                      50,463
      10,900   Lightbridge, Inc.(a)                                          126,713
       3,800   National Data Corp.                                           124,688
      12,500   Offshore Logistics, Inc.(a)                                   223,437
      15,800   On Assignment, Inc.(a)                                        495,725
       3,300   PeopleSoft, Inc.(a)                                            92,194
      10,300   School Specialty, Inc.(a)                                     219,519
       7,100   SEI Investments Co.                                           502,325
      17,900   True North Communications, Inc.                               639,925
       2,000   Zebra Technologies Corp.(a)                                    96,125
                                                                      --------------
                                                                           6,620,896
-------------------------------------------------------------------------------------
Capital Spending  2.8%
      16,600   Belden, Inc.                                                  392,175
       9,200   C&D Technologies, Inc.                                        522,100
      19,200   Cable Design Technologies Corp.                               466,800
       5,600   Graco, Inc.                                                   180,600
      16,400   Manitowoc Co., Inc.                                           315,700
         100   New Horizons Worldwide, Inc.(a)                                 1,200
       8,500   Shaw Group, Inc.                                              599,250
       4,000   SPS Technologies, Inc.(a)                                     194,000
       5,100   Watsco, Inc.                                                   52,479
                                                                      --------------
                                                                           2,724,304
-------------------------------------------------------------------------------------
Conglomerates
       5,900   Griffon Corp.                                                  44,619
-------------------------------------------------------------------------------------
Consumer Cyclical  3.6%
       6,000   Carlisle Companies, Inc.                                      249,000
       7,694   D.R. Horton, Inc.                                             132,241
      26,100   Fleetwood Enterprises, Inc.                                   353,981
      34,600   Intermet Corp.                                                250,850
       4,300   La-Z-Boy, Inc.                                                 62,619
      29,900   Lennox International, Inc.                                    280,312
      17,200   MascoTech, Inc.                                               284,875
         600   NVR, Inc.(a)                                                   48,600
       5,000   Oshkosh Truck Corp.                                           193,750

    See Notes to Financial Statements                                      7

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       1,400   Simpson Manufacturing, Inc.                            $       62,562
      21,550   Smith AO Corp.                                                270,722
       4,600   Springs Industries, Inc.                                      129,662
      23,000   Standard Pacific Corp.                                        414,000
       5,600   Toro Co.                                                      176,400
       6,800   Tower Automotive, Inc.(a)                                      63,750
      12,900   Visteon Corp.                                                 195,112
       8,500   Whirlpool Corp.                                               330,437
                                                                      --------------
                                                                           3,498,873
-------------------------------------------------------------------------------------
Consumer Services  15.5%
      20,200   4Kids Entertainment, Inc.(a)                                  340,875
       6,500   99 Cents Only Stores(a)                                       326,219
       8,800   ADVO, Inc.                                                    290,400
      61,200   Ames Department Stores, Inc.(a)                               353,812
       6,000   Anchor Gaming                                                 477,375
      15,400   AnnTaylor Stores Corp.(a)                                     591,937
       9,900   Applebee's International, Inc.                                227,700
      27,400   Arctic Cat, Inc.                                              345,925
      11,400   Aztar Corp.                                                   175,275
      15,700   Brown Shoe Co. Inc.                                           144,244
       3,700   Burlington Coat Factory Warehouse Corp.                        52,956
         300   Casey's General Stores, Inc.                                    3,900
      28,000   Cato Corp.                                                    350,000
      12,200   Cec Entertainment, Inc.(a)                                    390,400
      11,600   Cheesecake Factory Inc.(a)                                    501,700
      11,300   Chicos Fas, Inc.(a)                                           384,200
       9,700   Cost Plus, Inc.(a)                                            292,212
      11,300   Department 56, Inc.(a)                                        149,019
       3,900   Dress Barn, Inc.(a)                                            81,900
      15,600   Ethan Allen Interiors, Inc.                                   441,675
      14,600   Factory 2-U Inc.(a)                                           446,212
      16,800   Fleming Co., Inc.                                             219,450
       7,400   Footstar, Inc.(a)                                             239,113
         100   Fossil Inc.(a)                                                  1,331
       4,700   Great Atlantic & Pacific Tea Co., Inc.                         51,994

    8                                      See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      20,100   Group 1 Automotive, Inc.                               $      218,588
         900   Hot Topic, Inc.(a)                                             27,000
      20,550   Insight Enterprises, Inc.(a)                                  559,987
      11,000   Ionics, Inc.(a)                                               234,438
      14,200   Jack In The Box, Inc.(a)                                      304,412
       3,000   K-Swiss Inc. (Class 'A' Stock)                                 67,500
      21,700   Kellwood Co.                                                  396,025
      13,400   Linens 'N Things, Inc.                                        341,700
       5,900   Men's Wearhouse, Inc.(a)                                      167,044
      14,600   Michaels Stores, Inc.(a)                                      584,000
       9,200   Nash Finch Co.                                                 96,025
      22,400   Nautica Enterprises, Inc.(a)                                  289,800
       9,200   OshKosh B'Gosh, Inc.                                          140,013
      31,600   Pep Boys - Manny, Moe & Jack                                  158,000
      33,900   Pier 1 Imports, Inc.                                          459,769
       8,400   Polaris Industries, Inc.                                      296,100
      11,100   Pre-Paid Legal Services, Inc.(a)                              358,669
      28,700   Prime Hospitality Corp.(a)                                    290,587
       9,500   Regis Corp.                                                   142,500
       3,800   Rex Stores Corp.(a)                                            74,575
      20,000   Ruby Tuesday, Inc.                                            225,000
      19,000   Ryan's Family Steak Houses, Inc.(a)                           146,063
      27,600   ShopKo Stores, Inc.                                           286,350
      12,600   Sonic Corp.                                                   396,900
      17,400   Stein Mart, Inc.(a)                                           188,138
       2,500   Tech Data Corp.(a)                                            106,875
      16,200   Timberland Co. (Class 'A' Stock)                              664,200
      10,400   V.F. Corp.                                                    256,750
      10,100   Wolverine World Wide, Inc.                                     94,056
      15,000   Zale Corp.                                                    486,562
       4,800   ZixIt Corp.                                                   146,400
                                                                      --------------
                                                                          15,083,850
-------------------------------------------------------------------------------------
Consumer Staples  3.8%
       2,700   Agribrands International, Inc.                                117,788
         200   Alberto-Culver Co. (Class 'B' Stock)                            5,763

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       9,000   American Italian Pasta Co. (Class 'A' Stock)(a)        $      172,688
       4,800   Beringer Wine Estates Holdings, Inc. (Class 'B'
                Stock)(a)                                                    266,700
      12,800   Constellation Brands, Inc. (Class 'A' Stock)(a)               695,200
      18,100   Corn Products International, Inc.                             411,775
      16,900   Delta & Pine Land Co.                                         434,119
       5,800   Earthgrains Co.                                               106,938
       2,500   Hain Celestial Group, Inc.(a)                                  87,813
       6,600   Herbalife International, Inc. (Class 'A' Stock)                61,050
      16,200   IBP, Inc.                                                     296,662
       3,200   J & J Snack Foods Corp.                                        41,400
      11,000   Michael Foods, Inc.                                           257,125
      11,200   Performance Food Group Co.(a)                                 421,400
       5,500   Ralcorp Holdings, Inc.(a)                                      77,688
       2,300   R.J. Reynolds Tobacco Holdings, Inc.                           74,175
       7,400   Smithfields Foods, Inc.                                       194,250
                                                                      --------------
                                                                           3,722,534
-------------------------------------------------------------------------------------
Energy  6.1%
      10,500   Atwood Oceanics, Inc.(a)                                      437,719
       4,500   Barrett Resources Corp.(a)                                    170,156
      33,000   Cross Timbers Oil Co.                                         633,187
       3,100   Helmerich & Payne, Inc.                                       111,988
      10,600   Howell Corp.                                                  128,525
      17,100   HS Resources, Inc.(a)                                         574,987
      11,100   Louis Dreyfus Natural Gas Corp.(a)                            439,837
      17,200   Newfield Exploration Co.(a)                                   803,025
      20,800   Nuevo Energy Co.(a)                                           382,200
      13,900   Oceaneering International, Inc.(a)                            231,088
       7,200   Patina Oil & Gas Corp.                                        144,000
      12,500   Pogo Producing Co.                                            317,187
       7,100   Remington Oil & Gas Corp.(a)                                   74,106
      10,300   Seitel, Inc.(a)                                               148,063
       6,000   St. Mary Land & Exploration Co.                               138,375
       8,800   Stone Energy Corp.(a)                                         484,000
       2,600   Swift Energy Co.(a)                                           108,063
      28,300   Vintage Petroleum, Inc.                                       643,825
                                                                      --------------
                                                                           5,970,331

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Finance  11.9%
       3,100   Affiliated Managers Group, Inc.(a)                     $      176,506
      39,200   Americredit Corp.                                           1,129,450
      15,500   Arthur J. Gallagher & Co.                                     916,437
       6,100   Blanch (E.W.) Holdings, Inc.                                  126,575
       1,500   Centura Banks, Inc.                                            57,469
       6,700   Commerce Bancorp, Inc.                                        389,856
      22,900   Cullen/Frost Bankers, Inc.                                    744,250
       6,100   Dain Rauscher Corp.                                           567,300
         306   Delphi Financial Group, Inc.(a)                                12,393
      12,900   Downey Financial Corp.                                        509,550
      11,400   Eaton Vance Corp.                                             581,400
       8,000   Fidelity National Financial, Inc.                             198,000
      21,300   First American Financial Corp.                                444,637
      17,800   First Midwest Bancorp, Inc.                                   473,925
       3,800   GBC Bancorp                                                   129,438
       2,800   Hudson United Bancorp                                          77,350
       2,700   Imperial Bancorp(a)                                            51,638
       7,000   MAF Bancorp, Inc.                                             174,125
       4,850   Metris Companies, Inc.                                        191,575
       1,800   Mutual Risk Management Ltd.                                    39,488
       5,600   Provident Bankshares Corp.                                     93,800
      16,500   Queens County Bancorp Inc.                                    476,437
      13,400   Radian Group, Inc.                                            904,500
      10,000   Raymond James Financial, Inc.                                 329,375
      22,100   Rollins Truck Leasing Corp.                                   139,506
       8,200   Selective Insurance Group, Inc.                               146,575
      16,200   Silicon Valley Bancshares                                     943,397
       4,200   South Financial Group, Inc.                                    53,025
         100   SouthTrust Corp.                                                3,144
      14,900   Southwest Bancorporation of Texas, Inc.(a)                    487,044
      11,830   Southwest Securities Group, Inc.                              346,027
       7,700   Tucker Anthony Sutro Corp.                                    195,387
       7,900   United Bankshares, Inc.(a)                                    155,038
       6,900   Washington Federal, Inc.                                      156,975
       1,000   Whitney Holding Corp.                                          36,313
      27,900   World Acceptance Corp.                                        142,116
                                                                      --------------
                                                                          11,600,021

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Health Care  16.2%
      19,800   ADAC Laboratories(a)                                   $      412,088
      15,900   Advance Paradigm, Inc.(a)                                     670,781
      12,600   Alpharma, Inc.(Class 'A' Stock)                               770,175
       5,200   Barr Laboratories, Inc.(a)                                    344,825
      11,300   Bindley Western Industries, Inc.                              361,600
       2,500   Cephalon, Inc.(a)                                             121,250
      10,300   Cerner Corp.(a)                                               478,306
      12,200   Cooper Cos., Inc.(a)                                          431,575
      11,200   COR Therapeutics, Inc.(a)                                     697,900
      29,100   Coventry Health Care, Inc.(a)                                 440,137
       2,200   Datascope Corp.                                                73,700
       4,200   Diagnostic Products Corp.                                     225,225
      14,400   Duramed Pharmaceuticals, Inc.(a)                              509,400
       3,400   Enzo Biochem, Inc.(a)                                         164,900
       4,000   Genzyme Corp.(a)                                              272,750
       2,200   ICU Medical, Inc.(a)                                           56,925
       1,000   IDEC Pharmaceuticals Corp.(a)                                 175,359
      13,500   IDEXX Laboratories, Inc.(a)                                   361,125
      17,200   Invacare Corp.                                                552,550
       9,700   Medicis Pharmaceutical Corp. (Class 'A' Stock)(a)             596,550
       7,100   Mid Atlantic Medical Services, Inc.(a)                        107,388
      14,400   Noven Pharmaceuticals, Inc.(a)                                615,600
       5,900   Organogenesis Inc.(a)                                          86,730
      19,000   Orthodontic Centers of America, Inc.(a)                       632,937
      12,100   Owens & Minor, Inc.                                           190,575
       9,400   Pharmaceutical Product Development, Inc.(a)                   249,688
      11,000   Polymedica Corp.(a)                                           471,625
       8,100   Priority Healthcare Corp.(a)                                  617,625
       7,600   Protein Design Labs, Inc.(a)                                  915,800
       4,800   Regeneron Pharmaceuticals, Inc.(a)                            156,600
      14,300   RehabCare Group, Inc.                                         607,750
      13,500   ResMed, Inc.(a)                                               421,875
       4,300   Respironics, Inc.(a)                                           71,756
         600   Sola International, Inc.(a)                                     3,863

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      13,700   Syncor International Corp.(a)                          $      504,331
       2,000   Techne Corp.(a)                                               224,000
      11,600   Universal Health Services, Inc. (Class 'B' Stock)(a)          993,250
       9,700   Vertex Pharmaceuticals, Inc.(a)                               819,650
       4,200   Vital Signs, Inc.                                             111,300
       6,100   Wesley Jessen VisionCare, Inc.(a)                             234,469
      11,400   X-Rite, Inc.                                                   99,750
                                                                      --------------
                                                                          15,853,683
-------------------------------------------------------------------------------------
Technology  19.2%
      16,000   Actel Corp.(a)                                                575,000
       7,125   Aeroflex, Inc.(a)                                             346,453
       1,100   Alliance Semiconductor Corp.(a)                                21,863
      14,100   Alpha Industries, Inc.(a)                                     480,281
      12,600   Anixter International, Inc.(a)                                366,975
       9,600   ANSYS, Inc.(a)                                                115,200
      11,600   Artesyn Technologies, Inc.(a)                                 337,850
       9,700   Aspen Technology, Inc.(a)                                     437,713
       5,000   Audiovox Corp. (Class 'A' Stock)(a)                            75,313
       5,000   Avant! Corp.(a)                                                91,250
       8,900   Avid Technology, Inc.(a)                                      124,600
      12,700   Aware, Inc.(a)                                                488,950
       7,300   Brady (W.H.) Co.                                              220,825
       2,700   Brooktrout Inc.(a)                                             88,931
      28,400   C-Cube Microsystems Inc.(a)                                   582,200
      16,600   Cognex Corp.(a)                                               654,662
       2,500   Coherent, Inc.(a)                                             170,000
      15,300   Cohu, Inc.                                                    234,281
       4,000   Credence Systems Corp.(a)                                     120,000
         400   CTS Corp.                                                      20,250
      22,000   Dallas Semiconductor Corp.                                    723,250
      10,600   Electro Scientific Industries, Inc.(a)                        372,325
       9,200   Electroglas, Inc.(a)                                          156,975
      28,100   ESS Technology, Inc.(a)                                       402,181
      15,000   Esterline Technologies Corp.(a)                               295,313
      11,900   FileNET Corp.(a)                                              216,431
      24,500   General Semiconductor, Inc.(a)                                298,594
       1,800   Harman International Industries, Inc.                          70,380

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       1,400   Helix Technology Corp.                                 $       41,825
       8,400   Herman Miller, Inc.                                           269,325
      13,100   Jack Henry & Associates, Inc.                                 568,212
       3,300   Integrated Device Technology, Inc.(a)                         298,650
      29,900   Kemet Corp.(a)                                                825,987
      18,600   Kent Electronics Corp.(a)                                     444,075
       9,000   Kronos, Inc.(a)                                               270,000
         900   Methode Eletronics, Inc. (Class 'A' Stock)                     39,881
       9,400   Mynd Corp.                                                    126,900
       2,700   National Instruments Corp.(a)                                 119,138
      13,200   Park Electrochemical Corp.                                    734,250
      18,000   Phoenix Technologies Ltd.(a)                                  286,875
      21,000   Photronics, Inc.(a)                                           458,062
      25,700   Pioneer-Standard Electronics, Inc.                            348,556
      16,900   Plantronics, Inc.(a)                                          642,200
      15,200   Plexus Corp.(a)                                             1,071,600
       8,900   Powerwave Technologies, Inc.(a)                               337,922
       9,700   Proxim, Inc.(a)                                               431,650
       2,400   Radisys Corp.(a)                                              121,350
      12,200   RSA Security Inc.(a)                                          526,125
       6,200   Silicon Valley Group, Inc.(a)                                 163,138
      16,700   Systems & Computer Technology Corp.(a)                        293,294
      16,400   THQ Inc.(a)                                                   381,300
       6,000   Technitrol, Inc.                                              606,000
       5,050   Three-Five Systems, Inc.(a)                                   147,713
       2,000   Transaction Systems Architects, Inc.(Class 'A'
                Stock)(a)                                                     32,500
       8,600   Trimble Navigation Ltd.(a)                                    192,425
      16,000   United Stationers, Inc.(a)                                    430,000
      13,500   Verity, Inc.(a)                                               481,781
         100   Vicor Corp.(a)                                                  5,425
                                                                      --------------
                                                                          18,784,205
-------------------------------------------------------------------------------------
Utilities  1.7%
       1,300   American States Water Co.                                      39,325
       7,500   ALLETE                                                        165,938
      27,900   Energen Corp.                                                 830,025
         700   Entergy Corp.                                                  26,075

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Portfolio of Investments as of September 30, 2000 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       3,600   Hawaiian Electric Industries, Inc.                     $      125,550
       4,800   Public Service Co. of New Mexico                              124,200
       1,900   Southwest Gas Corp.                                            39,781
      10,900   UGI Corp.                                                     264,325
         100   UIL Holdings Corp.                                              5,144
                                                                      --------------
                                                                           1,620,363
                                                                      --------------
               Total long-term investments (cost $81,890,423)             97,849,741
                                                                      --------------

SHORT-TERM INVESTMENTS  0.2%

Principal
Amount
(000)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
$        190   Joint Repurchase Agreement Account,
                6.50%, 10/2/00
                (cost $190,000; Note 5)                                      190,000
                                                                      --------------
               Total Investments  100.4%
                (cost $82,080,423; Note 4)                                98,039,741
               Liabilities in excess of other assets (0.4%)                 (365,323)
                                                                      --------------
               Net Assets  100%                                       $   97,674,418
                                                                      --------------
                                                                      --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $82,080,423)                           $ 98,039,741
Receivable for investments sold                                       1,245,374
Receivable for Fund shares sold                                         110,684
Deferred organization expenses and other assets                          67,803
Dividends and interest receivable                                        33,970
                                                                ------------------
      Total assets                                                   99,497,572
                                                                ------------------
LIABILITIES
Bank overdraft                                                            4,051
Payable for investments purchased                                       914,298
Accrued expenses                                                        543,533
Payable for Fund shares reacquired                                      246,605
Distribution fees payable                                                65,500
Management fee payable                                                   49,167
                                                                ------------------
      Total liabilities                                               1,823,154
                                                                ------------------
NET ASSETS                                                         $ 97,674,418
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                            $      9,949
   Paid-in capital in excess of par                                 135,537,119
                                                                ------------------
                                                                    135,547,068
   Accumulated net investment loss                                     (802,760)
   Accumulated net realized loss on investments                     (53,029,208)
   Net unrealized appreciation on investments                        15,959,318
                                                                ------------------
Net assets, September 30, 2000                                     $ 97,674,418
                                                                ------------------
                                                                ------------------

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($25,089,626 / 2,516,403 shares of common stock issued
      and outstanding)                                                    $9.97
   Maximum sales charge (5% of offering price)                              .52
                                                                ------------------
   Maximum offering price to public                                      $10.49
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($63,942,749 / 6,549,740 shares of common stock
      issued and outstanding)                                             $9.76
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($7,768,031 / 795,700 shares of common stock issued and
      outstanding)                                                        $9.76
   Sales charge (1% of offering price)                                      .10
                                                                ------------------
   Offering price to public                                               $9.86
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($874,012 / 87,055 shares of common stock issued
      and outstanding)                                                   $10.04
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends                                                       $    285,338
   Interest                                                              32,261
                                                                ------------------
      Total income                                                      317,599
                                                                ------------------
Expenses
   Management fee                                                       299,925
   Distribution fee--Class A                                             31,856
   Distribution fee--Class B                                            329,353
   Distribution fee--Class C                                             38,818
   Reports to shareholders                                              125,000
   Transfer agent's fees and expenses                                   100,000
   Custodian's fees and expenses                                         70,000
   Legal fees and expenses                                               38,000
   Registration fees                                                     35,000
   Audit fee and expenses                                                25,000
   Amortization of deferred organization expenses                        15,667
   Directors' fees                                                        5,000
   Miscellaneous                                                          6,740
                                                                ------------------
      Total expenses                                                  1,120,359
                                                                ------------------
Net investment loss                                                    (802,760)
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
   Investment transactions                                           (7,590,788)
   Financial futures transactions                                      (707,638)
                                                                ------------------
                                                                     (8,298,426)
                                                                ------------------
Net change in unrealized appreciation on:
   Investments                                                       15,624,473
   Financial futures transactions                                       289,751
                                                                ------------------
                                                                     15,914,224
                                                                ------------------
Net gain on investments                                               7,615,798
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  6,813,038
                                                                ------------------
                                                                ------------------

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                     Ended               Ended
                                               September 30, 2000    March 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                           $     (802,760)     $    (856,572)
   Net realized loss on investments                  (8,298,426)       (18,481,318)
   Net change in unrealized appreciation on
      investments                                    15,914,224         50,276,862
                                               ------------------    --------------
   Net increase in net assets resulting from
      operations                                      6,813,038         30,938,972
                                               ------------------    --------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                      3,963,654         20,450,947
   Cost of shares reacquired                        (17,793,124)      (114,601,474)
                                               ------------------    --------------
   Net decrease in net assets from Fund
      share transactions                            (13,829,470)       (94,150,527)
                                               ------------------    --------------
Total decrease                                       (7,016,432)       (63,211,555)
NET ASSETS
Beginning of period                                 104,690,850        167,902,405
                                               ------------------    --------------
End of period                                    $   97,674,418      $ 104,690,850
                                               ------------------    --------------
                                               ------------------    --------------

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Tax-Managed Small-Cap Fund, Inc. (formerly known as Prudential Small-Cap Quantum Fund, Inc.) (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was incorporated in Maryland on February 4, 1997. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on August 1, 1997 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on November 10, 1997. Subsequent to March 31, 2000 (the Fund's prior fiscal year-end), the Fund changed its fiscal year-end to October 31.) The investment objective of the Fund is long-term capital appreciation which is sought by investing primarily in equity securities of small-cap U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange and
Nasdaq National Market System securities are valued at the last sales price on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Corporate bonds and U.S. Government securities are valued on the basis of valuations provided by a pricing service or principle market makers. Options traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange, and futures contracts and options thereon are valued at their last sales prices as of the close of trading on the applicable commodities exchange. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
    20

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.
                                                                          21

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Deferred Organization Expenses:    Approximately $154,000 of expenses were
incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .60 of 1% of the average daily net assets of the Fund.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .390 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were .25%, 1% and 1%, respectively, of
    22

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

the average daily net assets of Class A, Class B and Class C shares for the six months ended September 30, 2000.


      PIMS has advised the Fund that it has received approximately $8,500 and $3,200 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended September 30, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2000, it received approximately $218,500 and $2,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIC, and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended September 30, 2000, the Fund incurred fees of approximately $89,500 for the services of PMFS. As of September 30, 2000, approximately $12,500 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2000 were $80,927,105 and $92,361,800, respectively.

      The federal income tax basis of the Fund's investments at September 30, 2000 was $82,349,681 and, accordingly, net unrealized appreciation of investments for
                                                                          23

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

federal income tax purposes was $15,690,060 (gross unrealized appreciation--$21,321,586; gross unrealized depreciation--$5,631,526).

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2000, of approximately, $44,056,981 of which $3,890,973 expires in 2007 and $40,166,008 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The Fund elected, for United States Federal income tax purposes, to treat net long-term capital losses of $793,699 incurred in the five months ended March 31, 2000 as having incurred in the current fiscal year.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of September 30, 2000, the Fund had a .02% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $190,000 principal amount. As of such date, the repurchase agreements in the joint account and the value of the collateral therefore were as follows:

      Bear, Stearns & Co. Inc., 6.51%, in the principal amount of $300,000,000, repurchase price $300,162,750, due 10/2/00. The value of the collateral including accrued interest was $307,686,775.

      Chase Securities Inc., 6.45%, in the principal amount of $264,084,000, repurchase price $264,225,945, due 10/2/00. The value of the collateral including accrued interest was $269,373,200.

      Credit Suisse First Boston Corp., 6.54%, in the principal amount of $200,000,000, repurchase price $200,109,000, due 10/2/00. The value of the collateral including accrued interest was $206,853,792.

      Salomon Smith Barney, Inc., 6.45%, in the principal amount of $97,990,000, repurchase price $98,042,670, due 10/2/00. The value of the collateral including accrued interest was $102,042,316.

      UBS Warburg, 6.52%, in the principal amount of $300,000,000, repurchase price $300,163,000, due 10/2/00. The value of the collateral including accrued interest was $306,002,065.
    24

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 500 million authorized shares.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended September 30, 2000:
Shares sold                                                     194,937    $   1,888,117
Shares reacquired                                              (589,062)      (5,630,172)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (394,125)      (3,742,055)
Shares issued upon conversion from Class B                       27,460          273,777
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (366,665)   $  (3,468,278)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                   1,766,896    $  15,129,661
Shares reacquired                                            (5,195,169)     (43,996,626)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,428,273)     (28,866,965)
Shares issued upon conversion from Class B                       29,878          257,051
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (3,398,395)   $ (28,609,914)
                                                            -----------    -------------
                                                            -----------    -------------

                                                                          25

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended September 30, 2000:
Shares sold                                                     142,753    $   1,354,775
Shares reacquired                                            (1,136,511)     (10,573,791)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (993,758)      (9,219,016)
Shares issued upon conversion from Class A                      (28,014)        (273,777)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,021,772)   $  (9,492,793)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     454,770    $   3,782,849
Shares reacquired                                            (6,708,108)     (55,819,897)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (6,253,338)     (52,037,048)
Shares issued upon conversion into Class A                      (30,287)        (257,051)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (6,283,625)   $ (52,294,099)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended September 30, 2000:
Shares sold                                                      48,125    $     462,130
Shares reacquired                                              (136,095)      (1,268,195)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (87,970)   $    (806,065)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                      64,274    $     542,300
Shares reacquired                                            (1,209,740)      (9,983,869)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,145,466)   $  (9,441,569)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended September 30, 2000:
Shares sold                                                      26,669    $     258,632
Shares reacquired                                               (33,056)        (320,966)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (6,387)   $     (62,334)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     118,464    $     996,137
Shares reacquired                                              (577,137)      (4,801,082)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (458,673)   $  (3,804,945)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited)

                                                          Class A
                                 ---------------------------------------------------------
                                                                              November 10,
                                  Six Months                                    1997(a)
                                     Ended          Year ended March 31,        through
                                 September 30,    ------------------------     March 31,
                                    2000(d)        2000(d)         1999           1998
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                              $  9.28        $   7.44      $  10.95       $  10.00
                                 -------------    ----------    ----------    ------------
Income from investment
operations
Net investment income (loss)           (.05)           (.01)          .03            .02
Net realized and unrealized
   gain (loss) on investment
   transactions                         .74            1.85         (3.41)           .94
                                 -------------    ----------    ----------    ------------
   Total from investment
      operations                        .69            1.84         (3.38)           .96
                                 -------------    ----------    ----------    ------------
Less distributions
Distributions in excess of net
   investment income                     --              --            --           (.01)
Distributions from net realized
   gains                                 --              --          (.13)            --
                                 -------------    ----------    ----------    ------------
Net asset value, end of period      $  9.97        $   9.28      $   7.44       $  10.95
                                 -------------    ----------    ----------    ------------
                                 -------------    ----------    ----------    ------------
TOTAL RETURN(c):                       7.44%          24.73%       (31.00)%         9.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)     $25,089        $ 26,741      $ 46,736       $115,621
Average net assets (000)            $25,415        $ 38,047      $ 82,332       $106,453
Ratios to average net assets:
   Expenses, including
      distribution fees and
      service (12b-1) fees             1.69%(b)        1.45%         1.26%          1.22%(b)
   Expenses, excluding
      distribution fees and
      service (12b-1) fees             1.44%(b)        1.20%         1.01%           .97%(b)
   Net investment income (loss)       (1.05)%(b)       (.07)%         .16%           .47%(b)
Portfolio turnover rate                  81%             66%          106%            39%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on weighted average shares outstanding during the year.
    See Notes to Financial Statements                                     27

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                          Class B
                                 ---------------------------------------------------------
                                                                              November 10,
                                  Six Months                                    1997(a)
                                     Ended          Year ended March 31,        through
                                 September 30,    ------------------------     March 31,
                                    2000(d)        2000(d)         1999           1998
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                              $  9.12        $   7.37      $  10.93       $  10.00
                                 -------------    ----------    ----------    ------------
Income from investment
operations
Net investment loss                    (.09)           (.07)         (.06)          (.01)
Net realized and unrealized
   gain (loss) on investment
   transactions                         .73            1.82         (3.37)           .94
                                 -------------    ----------    ----------    ------------
   Total from investment
      operations                        .64            1.75         (3.43)           .93
                                 -------------    ----------    ----------    ------------
Less distributions
Distributions from net realized
gains                                    --              --          (.13)            --
                                 -------------    ----------    ----------    ------------
Net asset value, end of period      $  9.76        $   9.12      $   7.37       $  10.93
                                 -------------    ----------    ----------    ------------
                                 -------------    ----------    ----------    ------------
TOTAL RETURN(c):                       7.02%          23.91%       (31.61)%         9.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)     $63,943        $ 69,023      $102,094       $196,671
Average net assets (000)            $65,691        $ 89,474      $158,085       $170,484
Ratios to average net assets:
   Expenses, including
      distribution fees and
      service (12b-1) fees             2.44%(b)        2.20%         2.01%          1.97%(b)
   Expenses, excluding
      distribution fees and
      service (12b-1) fees             1.44%(b)        1.20%         1.01%           .97%(b)
   Net investment loss                (1.81)%(b)       (.82)%        (.58)%         (.29)%(b)
Portfolio turnover rate                  81%             66%          106%            39%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on weighted average shares outstanding during the year.
    28                                     See Notes to Financial Statements

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                          Class C
                                 ---------------------------------------------------------
                                                                              November 10,
                                  Six Months                                    1997(a)
                                     Ended          Year ended March 31,        through
                                 September 30,    ------------------------     March 31,
                                    2000(d)        2000(d)         1999           1998
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                              $  9.12        $   7.37      $  10.93       $  10.00
                                 -------------    ----------    ----------    ------------
Income from investment
operations
Net investment loss                    (.09)           (.07)         (.08)          (.01)
Net realized and unrealized
   gain (loss) on investment
   transactions                         .73            1.82         (3.35)           .94
                                 -------------    ----------    ----------    ------------
   Total from investment
      operations                        .64            1.75         (3.43)           .93
                                 -------------    ----------    ----------    ------------
Less distributions
Distributions from net realized
   gains                                 --              --          (.13)            --
                                 -------------    ----------    ----------    ------------
Net asset value, end of period      $  9.76        $   9.12      $   7.37       $  10.93
                                 -------------    ----------    ----------    ------------
                                 -------------    ----------    ----------    ------------
TOTAL RETURN(c):                       7.02%          23.91%       (31.61)%         9.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)     $ 7,768        $  8,056      $ 14,951       $ 36,628
Average net assets (000)            $ 7,742        $ 11,845      $ 27,182       $ 34,000
Ratios to average net assets:
   Expenses, including
      distribution fees and
      service (12b-1) fees             2.44%(b)        2.20%         2.01%          1.97%(b)
   Expenses, excluding
      distribution fees and
      service (12b-1) fees             1.44%(b)        1.20%         1.01%           .97%(b)
   Net investment loss                (1.81)%(b)       (.82)%        (.59)%         (.29)%(b)
Portfolio turnover rate                  81%             66%          106%            39%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on weighted average shares outstanding during the year.
    See Notes to Financial Statements                                     29

       Prudential Tax-Managed Small-Cap Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                          Class Z
                                 ---------------------------------------------------------
                                                                              November 10,
                                  Six Months                                    1997(a)
                                     Ended          Year ended March 31,        through
                                 September 30,    ------------------------     March 31,
                                    2000(d)        2000(d)         1999           1998
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period                              $  9.33        $   7.46      $  10.96       $  10.00
                                 -------------    ----------    ----------    ------------
Income from investment
operations
Net investment income (loss)          (.04)            (.02)          .05            .02
 Net realized and unrealized
 gain (loss) on investment
 transactions                           .75            1.89         (3.42)           .95
                                 -------------    ----------    ----------    ------------
   Total from investment
      operations                        .71            1.87         (3.37)           .97
                                 -------------    ----------    ----------    ------------
Less distributions
Distributions in excess of net
   investment income                     --              --            --           (.01)
Distributions from net realized
gains                                    --              --          (.13)            --
                                 -------------    ----------    ----------    ------------
Net asset value, end of period      $ 10.04        $   9.33      $   7.46       $  10.96
                                 -------------    ----------    ----------    ------------
                                 -------------    ----------    ----------    ------------
TOTAL RETURN(c):                       7.61%          25.07%       (30.88)%         9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)     $   874        $    872      $  4,121       $  4,039
Average net assets (000)            $   854        $  1,847      $  5,315       $  2,709
Ratios to average net assets:
   Expenses, including
      distribution fees and
      service (12b-1) fees             1.44%(b)        1.20%         1.01%           .97%(b)
   Expenses, excluding
      distribution fees and
      service (12b-1) fees             1.44%(b)        1.20%         1.01%           .97%(b)
   Net investment income (loss)        (.82)%(b)        .22%          .43%           .51%(b)
Portfolio turnover rate                  81%             66%          106%            39%

------------------------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Calculated based on weighted average shares outstanding during the year.
    30                                     See Notes to Financial Statements

Prudential Tax-Managed Small-Cap Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

Prudential Tax-Managed Small-Cap Fund, Inc.

Getting the Most From Your Prudential Mutual Fund

investment adviser's report
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

             www.prudential.com  (800) 225-1852

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent accountant's Report
Once a year, an outside auditor looks over our books and certifies that the financial statements are fairly presented and comply with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Prudential Tax-Managed Small-Cap Fund, Inc.

Getting the Most From Your Prudential Mutual Fund

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

           www.prudential.com  (800) 225-1852

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Prudential Tax-Managed Small-Cap Fund, Inc.

Getting the Most From Your Prudential Mutual Fund

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

           www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

--------------------------------------------

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy Rice
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary
Jonathan D. Shain, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

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Fund Symbols         NASDAQ      CUSIP
     Class A         PQVAX     74437J106
     Class B         PQVBX     74437J205
     Class C         PQVCX     74437J304
     Class Z         PSQZX     74437J403
--------------------------------------------
The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2000, were not audited and, accordingly, no opinion is expressed on them.

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(LOGO) Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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